Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016	Jul. 31, 2013
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		2.50%	0.625%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)				6.00%
Term of mandatory compliance		4 years
Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		4.50%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)				4.00%
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,468,662	$ 1,380,801
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.95%	16.81%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,687,501	$ 1,605,419
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,618,935	1,535,443
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,618,935	$ 1,535,443
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.47%	19.54%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.68%	18.69%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.91%	13.15%
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 390,021	$ 369,726
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.125%	4.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 693,370	$ 657,291
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	520,028	492,968
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 471,135	$ 466,897
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.625%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.625%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,201,527	$ 1,151,812
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.63%	16.42%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,260,886	$ 1,213,377
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,201,527	1,151,812
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,201,527	$ 1,151,812
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.45%	17.30%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.63%	16.42%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	12.50%	12.09%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 325,178	$ 315,707
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 469,701	$ 456,022
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.125%	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 578,094	$ 561,258
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	722,618	701,572
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	433,571	420,943
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	578,094	561,258
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	384,342	381,105
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 480,427	$ 476,381
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.625%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.625%	6.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 158,533	$ 154,141
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.61%	26.26%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 163,937	$ 159,913
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	158,533	154,141
Tier 1 Capital (to Average Assets), Actual Amount	$ 158,533	$ 154,141
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.49%	27.24%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.61%	26.26%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	16.91%	15.03%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 27,852	$ 26,418
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 40,230	$ 38,159
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.125%	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 49,514	$ 46,965
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	61,892	58,706
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	37,135	35,224
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	49,514	46,965
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	37,509	41,034
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 46,886	$ 51,293
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.625%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.625%	6.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 65,989	$ 66,153
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.09%	35.71%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 67,464	$ 67,470
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	65,989	66,153
Tier 1 Capital (to Average Assets), Actual Amount	$ 65,989	$ 66,153
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.85%	36.42%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.09%	35.71%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.87%	13.15%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 8,712	$ 8,336
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,584	$ 12,042
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.125%	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 15,488	$ 14,820
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	19,360	18,525
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	11,616	11,115
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,488	14,820
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	19,029	20,129
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,786	$ 25,161
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.625%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.625%	6.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 73,765	$ 72,882
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	31.84%	36.17%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 76,093	$ 74,204
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	73,765	72,882
Tier 1 Capital (to Average Assets), Actual Amount	$ 73,765	$ 72,882
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	32.85%	36.83%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	31.84%	36.17%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.05%	12.94%
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 10,425	$ 9,067
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,058	$ 13,097
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	5.125%	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 18,532	$ 16,119
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	23,166	20,149
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	13,899	12,089
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	18,532	16,119
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	22,607	22,521
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,259	$ 28,151
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.625%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.625%	6.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%